Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2018	$ 7,497
Estimated benefit payments by year:
2018	7,400
2019	7,500
2020	7,500
2021	7,500
2022	7,400
2023-2027	36,300
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2018	4,439
Estimated benefit payments by year:
2018	4,439
2019	4,757
2020	5,076
2021	5,415
2022	5,743
2023-2027	$ 33,452